INVESTMENTS	12 Months Ended
Dec. 31, 2013
INVESTMENTS

NOTE 15. INVESTMENTS

Investments consist of the following:

	December 31
(in US$ thousands)	2012	2013
Investments accounted for under the equity method	$5,223	$5,822

Our Company’s investments accounted for under the equity method primarily consist of the following: (a) through July 31, 2012, a 40 percent equity interest investment, later diluted to 33.66 percent interest in Mangas Everest S.A.S. (“Mangas Everest”), which is engaged in the gaming software and service business (See Note 5 “Divestitures” for additional information); (b) through August 15, 2012, a 30 percent equity interest investment in Game First International Corporation (“GFI”), an operator and distributor of online games in Taiwan (See Note 5 “Divestitures”, for additional information); (c) through August 31, 2011, a 100 percent equity interest investment in Monsoon Online Pte Ltd. (“Monsoon”), an operator and distributor of online games in Southeast Asia (See Note 4 “Acquisitions” for additional information); (d) from July 2012 to May 2013, a 20 percent equity interest investment in Infocomm Asia Holdings Pte Ltd. (“IAHGames”), an online game operator, publisher and distributor in Southeast Asia (See Note 5 “Divestitures”, for additional information); and (e) an 18 percent equity interest investment in East Gate Media Contents & Technology Fund (“East Gate”), a Korean Fund Limited Partnership that invests in online game businesses and films. The investments in these companies amounted to $5.2 million and $5.8 million as of December 31, 2012 and 2013, respectively.

As of December 31, 2011, our share of the underlying net assets of Mangas Everest exceeded the carrying value of our investment by $9.3 million. The excess results from the difference between the fair value we assigned to the 40 percent retained interest in Mangas Everest at the date the business was deconsolidated, compared to 40 percent of the total fair value of Mangas Everest as determined by BEG, the purchaser of the 60 percent interest.

In 2011 and 2012 (through July 31, 2012 when we sold the remaining 33.66 percent interest to BEG), we recognized our share of losses in Mangas Everest under the equity method of accounting which totaled $49.7 million, and $0, respectively, which resulted in a negative investment balance as of July 31, 2012. We charged this negative investment balance against the loan receivable that Mangas Everest had outstanding to us as of July 31, 2012. (See Note 26, “Related Party Transactions”, for additional information.)

We, through IAHGames, made an equity investment in Monsoon in connection with our acquisition of a controlling financial interest in IAHGames. Although IAHGames owned 100 percent of the common stock of Monsoon, prior to September 2011 we determined that Monsoon could not be consolidated by IAHGames due to the substantive participating rights that the game licensor had in Monsoon pursuant to Monsoon’s management agreement. In 2011 (through August 31, 2011), we recognized our share of gains under the equity method of accounting which totaled $230 thousand. (See Note 26, “Related Party Transactions”, for additional information.)

In September 2011, IAHGames, Monsoon and the game licensor entered a transition agreement to early terminate the previous agreement in which the abovementioned substantive participating rights were granted, effective August 31, 2011, and thus restored IAHGames’ full control in Monsoon. Therefore, starting September 1, 2011, we had consolidated Monsoon until July 2012 when we deconsolidated IAHGames. (See Note 4, “Acquisition”, for additional information.)

In July 2012, we entered into agreements to sell a 60 percent ownership in IAHGames to IAHGames’ management and Management Capital International Limited (“MCIL”), a British Virgin Islands company owned by IAHGames’ management. As we only retained a 20 percent ownership in IAHGames, upon the closing of the agreements, we deconsolidated the results of IAHGames’ operations and began accounting for our remaining 20 percent interest under the equity method up to May 2013 when we sold the remaining interest in IAHGames to IAHGames’ management and MCIL. (See Note 5, “Divestitures” for additional information.)

Our Company has an 18 percent interest in East Gate, a Korean Limited Partnership. We account for this limited partnership investment under the equity method accounting since we have the ability to exercise significant influence over partnership operating and financial policies based on the terms of the partnership agreement.